Restricted Cash - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Deposits assets, current	$ 83,191		$ 337
Reserves	$ 34,301		26,707
Maturity period of guarantee deposit	6 months
Short-term debt	$ 160,400		$ 48,286
Restricted cash released	$ 46,312
Restricted cash released date	Jan. 04, 2016
Guarantee Deposit
Restricted Cash and Cash Equivalents Items [Line Items]
Reserves	$ 34,286
Letters of credit issued	689
Short-term debt	$ 48,192	¥ 312